BISYS Fund Services 3435 Stelzer Road Columbus, Ohio 43204

August 3, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission 450 Fifth Street, NW Washington, DC 20549

Attn: Filing Desk

Re:	The Willamette Funds (File Nos. 333-53864 and 811-10275)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 1 to the Registration Statement of the Trust which became effective, and was filed electronically with, the Securities and Exchange Commission on Tuesday, July 31, 2001.

Questions related to this filing should be directed to my attention at (614) 428-3578 or, in my absence, to Keith T. Robinson, Dechert, at (202) 261-3386.

Sincerely, /s/ Ryan M. Louvar Ryan M. Louvar Counsel

cc:	Timothy C. Phillips Keith T. Robinson, Esquire Michael Pappas, Esquire